Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES
NOTE 6:–	LEASES

We have entered into several non-cancellable operating lease agreements for our offices and vehicles. Our leases have original lease periods expiring between 2023 and 2034. Payments due under such lease contracts include primarily fix payments. We assume renewals in our determination of the lease term. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2023
(unaudited)
Operating lease cost:
Vehicles	91
Facilities rent	107
198
Remaining Lease Term
Vehicles	0.58 -2.34 years
Facilities rent	2.27-11.1 years

Weighted Average Discount Rate
Vehicles	2.02%
Facilities rent	5.27%

The following is a schedule, by years, of maturities of operating lease liabilities as of June 30, 2023:

June 30, 2023
(unaudited)
Period:
The remainder of 2023	178
2024	206
2025	140
2026	97
2027	63
2028-2034	467
Total operating lease payments	1,151
Less: imputed interest	242
Present value of lease liabilities	909